Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
Amount
COST
At March 31, 2025	$127,462
additions during the period	7,066
translation adjustment	$11
At September 30, 2025	$134,539
AMORTIZATION
At March 31, 2025	$(31,025)
charge for the year	(13,247)
translation adjustment	$(49)
At September 30, 2025	$(44,321)
CARRYING AMOUNTS
At March 31, 2025	$96,437
At September 30, 2025	$90,218